NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Factoring Charges	$ 154,267	$ 118,141
Allowance for Doubtful Accounts Receivable	157,000	57,000
Expenses Incurred in Inventory, Amount	45,000	45,000
Shipping and Handling [Member]
Schedule of Equity Method Investments [Line Items]
Cost of Goods and Services Sold	$ 409,692	$ 343,838
Disposed by sale | Hong Kong Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership interest disposed	50	50
Consideration for disposal of joint venture	$ 4,000,000	$ 4,000,000
Hong Kong Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership interest held (in percentage)	50.00%